Financial instruments (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Amortized Cost		$ 25,592	$ 31,392
Unrealized Gain		29	20
Unrealized Loss		486	805
Fair Value		25,135	30,607
Corporate debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost			13,954
Unrealized Gain			20
Unrealized Loss			65
Fair Value			13,909
Sovereign debts [Member]
Disclosure of financial instruments [Line Items]
Amortized Cost		16,962	17,438
Unrealized Gain		29	0
Unrealized Loss		258	740
Fair Value		16,733	16,698
Equity investments [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[1]	8,630
Unrealized Gain	[1]	0
Unrealized Loss	[1]	228
Fair Value	[1]	8,402
Brazil [Member] | Corporate debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost			3,144
Unrealized Gain			0
Unrealized Loss			62
Fair Value			3,082
Brazil [Member] | Sovereign debts [Member]
Disclosure of financial instruments [Line Items]
Amortized Cost		2,937	2,926
Unrealized Gain		29	0
Unrealized Loss		12	140
Fair Value		2,954	2,786
Brazil [Member] | Equity investments [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[1]	8,630
Unrealized Gain	[1]	0
Unrealized Loss	[1]	228
Fair Value	[1]	8,402
Venezuela [Member] | Corporate debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost			10,810
Unrealized Gain			20
Unrealized Loss			3
Fair Value			10,827
Chile [Member] | Sovereign debts [Member]
Disclosure of financial instruments [Line Items]
Amortized Cost		5,182	5,229
Unrealized Gain		0	0
Unrealized Loss		35	59
Fair Value		5,147	5,170
Trinidad and Tobago [Member] | Sovereign debts [Member]
Disclosure of financial instruments [Line Items]
Amortized Cost		8,843	9,283
Unrealized Gain		0	0
Unrealized Loss		211	541
Fair Value		$ 8,632	$ 8,742

[1]	Equity instruments were initially recognized at fair value. These equity instruments correspond to equity securities classified with the irrevocable option of changes in OCI.